Nature of Business	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
(2)	Nature of Business

The Bank engages in a full-service commercial banking and trust business, making available to the community a wide range of financial services, including, but not limited to, mortgage and home equity loans, secured and unsecured commercial and consumer loans, lines of credit, construction financing, farm loans, community development loans, loans to non-profit entities and local government loans and various types of time and demand deposits, including but not limited to, checking accounts, savings accounts, clubs, money market deposit accounts, certificates of deposit, and IRAs. In addition, the Bank provides a full range of trust services through its Trust Department. Deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”) to the extent provided by law.

The financial services are provided to individuals, partnerships, non-profit organizations, and corporations through its 21 retail banking offices located in Cumberland, Dauphin, Lancaster, Luzerne, Northumberland, and Schuylkill Counties.

A decision was made to close Mid Penn Insurance Services, LLC, effective March 1, 2016 due to a lack of activity within the subsidiary. Mid Penn Insurance Services, LLC was an immaterial subsidiary of the Bank, and was immaterial to Mid Penn’s consolidated results.